Consolidated Statement of Financial Position - AUD ($)	Jun. 30, 2023	Jun. 30, 2022
Current assets
Cash and cash equivalents	$ 7,851,197	$ 11,731,325
Trade and other receivables	1,921,657	2,421,238
Inventories	325,893	398,150
Other current assets	399,048	166,087
Total current assets	10,497,795	14,716,800
Non-current assets
Right-of-use assets	509,553	647,150
Property, plant and equipment	89,623	306,175
Goodwill	3,116,893	4,506,653
Other intangible assets	520,472	624,920
Other non-current assets
Deferred tax asset	121,901
Total non-current assets	4,358,442	6,084,898
Total assets	14,856,237	20,801,698
Current liabilities
Trade and other payables	1,617,333	2,122,379
Contract liabilities	849,212	814,150
Provisions	541,930	611,060
Lease liabilities	303,570	264,130
Total current liabilities	3,312,045	3,811,719
Non-current liabilities
Provisions	30,439	22,499
Lease liabilities	229,276	388,396
Deferred tax liability	121,901	148,013
Total non-current liabilities	381,616	558,908
Total liabilities	3,693,661	4,370,627
Net assets	11,162,576	16,431,071
EQUITY
Contributed equity	161,342,707	155,138,636
Reserves	6,535,556	11,498,651
Accumulated losses	(156,715,687)	(150,206,216)
Total equity	$ 11,162,576	$ 16,431,071